INTANGIBLE ASSETS AND GOODWILL (Schedule of intangible assets) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Licenses	$ 15,423,921	$ 12,010,274	$ 12,010,274
Brands	644,800	644,800	644,800
Customer relationships	1,540,447	1,540,447	1,540,447
Intangible assets, gross	17,609,168	14,195,521	14,195,521
Less: accumulated amortization	(9,516,505)	(7,908,931)	(7,712,656)
Estimated aggregate amortization expense, Total	$ 8,092,663	$ 6,286,590	$ 6,482,865